Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 18, 2021	Mar. 10, 2021	Nov. 18, 2020	Nov. 30, 2020	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 19, 2023	Apr. 07, 2021
Related Party Transaction [Line Items]
Stock issued during period, shares		30,000
Stock issued during period share restricted stock award gross							966,801
Share based payment award options outstanding granted						254,824	71,558
Share based payment award options outstanding number							93,481	21,923	325,000
Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares						8,393		7,187,500
Number of shares issued for services					25,000	25,000	4,268	13,286
Consulting Agreement [Member] | Balance Labs Inc [Member]
Related Party Transaction [Line Items]
One time payment made upon completion initial public offering			$ 200,000
Percentage of equity ownership							26.00%
Technology License Agreement [Member]
Related Party Transaction [Line Items]
Share based payment award options outstanding number										531,456
Technology License Agreement [Member] | Fuel Butler LLC [Member]
Related Party Transaction [Line Items]
Percentage of equity ownership							20.00%
Balance Labs Inc [Member] | Consulting Agreement [Member] | First Year [Member]
Related Party Transaction [Line Items]
Monthly payment			25,000
Balance Labs Inc [Member] | Consulting Agreement [Member] | Second Year [Member]
Related Party Transaction [Line Items]
Monthly payment			$ 22,500
Balance Labs Inc [Member] | Consulting Agreement [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares	132,905
Number of shares issued for services				265,728
Executives [Member]
Related Party Transaction [Line Items]
Share based payment award options outstanding number							75,893
Two Former Executives [Member]
Related Party Transaction [Line Items]
Share based payment award options outstanding granted							125,951
Restricted Stock [Member]
Related Party Transaction [Line Items]
Share based payment award options outstanding granted						836,800	120,850
Restricted Stock [Member] | Executives [Member]
Related Party Transaction [Line Items]
Stock issued during period share restricted stock award gross							182,540
Restricted Stock [Member] | Director [Member]
Related Party Transaction [Line Items]
Share based payment award options outstanding granted							776,761
Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Share based payment award options outstanding granted							28,572
Share-Based Payment Arrangement, Option [Member] | Executives [Member]
Related Party Transaction [Line Items]
Share based payment award options outstanding granted							522,462
Executive Officer [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares								26,573
Director [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares								53,144
Director [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares								104,093